Schedule of asset policy and medical plan (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Defined benefit pension plans and other post-employment benefits	R$ 22,212	R$ 9,999
P A M E C Asset Policy And Medical Plan [Member]
IfrsStatementLineItems [Line Items]
Defined benefit pension plans and other post-employment benefits	R$ 6,492	R$ 7,346